Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Dec. 31, 2016 USD ($) Amendment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Applicable Limit [Abstract]
Beginning balance		$ 178,447
Additions		9,400	$ 15,765	$ 0
Ending balance		210,130	178,447
Accumulated Deficit [Abstract]
Amortization (Note 12)		1,163	334	0
Partial extinguishment of debt		0	200	0
Debt [Abstract]
Partial extinguishment of debt		0	(200)	0
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF		9,400	15,765
Consideration allocated to repurchase of BCF		0	200	0
Unsecured Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance		4,000	0
Additions			4,000
Ending balance		4,000	4,000	0
Debt Discount [Abstract]
Beginning balance		(4,000)	0
Additions			(4,000)
Ending balance		(4,000)	(4,000)	0
Accumulated Deficit [Abstract]
Beginning balance		103	0
Amortization (Note 12)		322	303
Partial extinguishment of debt			(200)
Ending balance		425	103	0
Debt [Abstract]
Beginning balance		103	0
Amortization (Note 12)		322	303
Partial extinguishment of debt			(200)
Ending balance		425	103	0
Additional Paid-in Capital [Abstract]
Beginning balance		3,800	0
Intrinsic value of BCF			4,000
Consideration allocated to repurchase of BCF			(200)
Ending balance		3,800	3,800	0
Unsecured Revolving Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance		11,765	0
Additions		9,400	11,765
Ending balance		21,165	11,765	0
Debt Discount [Abstract]
Beginning balance		(11,765)	0
Additions		(9,400)	(11,765)
Ending balance		(21,165)	(11,765)	0
Accumulated Deficit [Abstract]
Beginning balance		31	0
Amortization (Note 12)		841	31
Ending balance		872	31	0
Debt [Abstract]
Beginning balance		31	0
Amortization (Note 12)		841	31
Ending balance		872	31	0
Additional Paid-in Capital [Abstract]
Beginning balance		11,765	0
Intrinsic value of BCF		9,400	11,765
Ending balance		$ 21,165	$ 11,765	$ 0
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount	$ 4,000
Number of consecutive payment installments | Installment	10
Frequency of periodic payment		Semi-annual
Installment payment	$ 200
Balloon payment	$ 2,000
Maturity date		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Number of consecutive payment installments that can be deferred | Installment	3
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares					$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn		$ 21,165			$ 6,765
Tenor of note		5 years
Number of amendments | Amendment		7
Decrease in Applicable Limit		$ (3,100)			$ (1,000)